Changes in Accumulated Other Comprehensive Income (Loss), Net of Applicable Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	¥ (104,529)	¥ (76,955)	¥ (37,379)
Other comprehensive income, net of tax	109,910	(27,574)	(39,576)
Accumulated other comprehensive income (loss), Ending Balance	5,381	(104,529)	(76,955)
Unrealized holding gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	9,586	5,691	10,984
Other comprehensive income, net of tax	75,611	3,895	(5,293)
Accumulated other comprehensive income (loss), Ending Balance	85,197	9,586	5,691
Unrealized gains (losses) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(111)	(109)	(113)
Other comprehensive income, net of tax	45	(2)	4
Accumulated other comprehensive income (loss), Ending Balance	(66)	(111)	(109)
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(83,973)	(54,989)	(27,135)
Other comprehensive income, net of tax	38,994	(28,984)	(27,854)
Accumulated other comprehensive income (loss), Ending Balance	(44,979)	(83,973)	(54,989)
Pension liability adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), Beginning Balance	(30,031)	(27,548)	(21,115)
Other comprehensive income, net of tax	(4,740)	(2,483)	(6,433)
Accumulated other comprehensive income (loss), Ending Balance	¥ (34,771)	¥ (30,031)	¥ (27,548)